Property, plant and equipment, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property Plant And Equipment Net Details Narrative
Depreciated property, plant and equipment expenses	$ 1,047	$ 1,082	$ 1,086
Depreciated property, plant and equipment assets	$ 9,195	$ 9,550